Headcount (Tables)	12 Months Ended
Dec. 31, 2020
Number And Average Number Of Employees [Abstract]
Summary of headcount

	12-31-2020
	Managers	Professionals
	and key	and	Staff and
Country	executives	Technicians	others	Total
Chile	8	39	4	51
Argentina	35	1,850	2,179	4,064
Brazil	51	5,726	3,746	9,523
Peru	35	908	—	943
Colombia	39	2,111	—	2,150
Total	168	10,634	5,929	16,731
Average	170	10,679	6,120	16,969

	12-31-2019
	Managers	Professionals
	and key	and	Staff and
Country	executives	Technicians	others	Total
Chile	1	48	4	53
Argentina	20	1,858	2,208	4,086
Brazil	53	5,947	4,124	10,124
Peru	38	888	—	926
Colombia	39	2,065	2	2,106
Total	151	10,806	6,338	17,295
Average	156	10,242	7,273	17,671